ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
Accor
Acquisitions
Summary of pro forma information
	Year Ended December 31, 2015	Year Ended December 31, 2016
Pro forma net revenue	5,955,538	6,548,083
Pro forma net income	478,770	806,921

Summary of fair values of the assets acquired and liabilities assumed

	2016	Amortization Period
Current assets	207,396
Property and equipment	311,045	5-30 years
Favorable leases	3,009	remaining lease terms
Master brand agreement	192,000
Land use rights	149,668	remaining contracts terms
Long-term investments	417,604
Goodwill	63,160
Other noncurrent assets	1,664
Current liabilities	(38,634)
Deferred tax liabilities	(42,952)

Total	1,263,960

Crystal Orange
Acquisitions
Summary of pro forma information
	Years Ended December 31,
	2016	2017
Pro forma net revenue	7,473,851	8,571,372
Pro forma net income	858,012	1,275,788

Summary of fair values of the assets acquired and liabilities assumed

	2017	Amortization Period
Current assets	137,314
Property and equipment	842,102	3-20 years
Favorable leases	90,704	remaining lease terms
Franchise agreement	58,691	remaining contract terms
Brand Name	1,141,793	indefinite life
Goodwill	2,093,254
Other noncurrent assets	130,813
Current liabilities	(222,205)
Noncurrent liabilities	(179,985)
Deferred tax liabilities	(322,797)
Noncontrolling interest	(4,206)

Total	3,765,478

Individual hotels acquired
Acquisitions
Summary of fair values of the assets acquired and liabilities assumed

	2015	2016	2017	Amortization Period
Current assets	3,382	5,330	8,018
Property and equipment	74,222	28,412	33,965	5-10 years
Favorable leases	41,283	5,004	31,508	remaining lease terms
Deferred tax assets	515	—	—
Franchise agreements	3,300	—	—	remaining contracts terms
Goodwill	46,135	—	—
Other noncurrent assets	663	—	—
Current liabilities	(22,864)	(34,495)	(65,614)
Deferred tax liabilities	(11,146)	(1,251)	(7,877)
Noncontrolling interest	(8,264)	—	—

Total	127,226	3,000	—